Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Statutory income tax rate	$ 54,806	$ 2,233	$ (39,709)
Statutory income tax rate, percentage	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	$ (17,467)	$ 7,074	$ 1,242
Amendment tax return effects and other tax adjustments, percentage	(9.56%)	95.05%	(0.94%)
Inflation on furniture, intangible and equipment	$ (938)	$ (1,370)	$ (309)
Inflation on furniture, intangible and equipment, percentage	(0.51%)	(18.41%)	0.23%
Inflation of tax losses	$ (463)	$ (6,734)	$ (4,335)
Inflation of tax losses, percentage	(0.25%)	(90.48%)	3.28%
Foreign countries difference with Mexican statutory rate	$ (18)	$ 21	$ (9)
Foreign countries difference with Mexican statutory rate, percentage	(0.01%)	0.28%	0.00%
Annual inflation adjustment	$ (5,304)	$ (3,262)	$ (11,200)
Annual inflation adjustment, percentage	(2.90%)	(43.83%)	8.46%
Effect unrecognized NOLs	$ 186	$ 3,030	$ 7
Effect unrecognized NOLs, percentage	0.10%	40.71%	0.00%
Non-deductible expenses	$ 16,728	$ 26,132	$ 7,695
Non-deductible expenses, percentage	9.16%	351.15%	(5.81%)
Difference in Foreign Exchange losses for tax purposes	$ 8,784	$ (27,501)	$ (5,521)
Difference in Foreign Exchange losses for tax purposes, percentage	4.80%	(369.53%)	4.17%
Effective income tax reconciliation	$ 56,314	$ (377)	$ (52,139)
Effective income tax reconciliation, percentage	30.83%	(5.06%)	39.39%